The breakdown of the main items of interest and similar charges accrued in 2021, 2020 and 2019 is as follows: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and balances with the Brazilian Central Bank		R$ 2,581,083	R$ 1,552,121	R$ 3,827,648
Loans and advances - Credit institutions		5,190,799	1,518,557	3,843,798
Loans and advances - Customers		49,537,564	44,103,997	50,406,078
Debt instruments		19,041,947	13,556,403	13,528,096
Pension Plans		19,613	16,720	27,353
Other interest		1,616,302	2,027,142	1,208,087
Total		77,987,308	62,774,940	72,841,060
Credit institutions deposits		(4,712,388)	(4,327,276)	(4,866,357)
Customer deposits		(13,187,967)	(7,504,276)	(14,965,958)
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)		(4,536,849)	(2,785,942)	(5,138,306)
Debt Instruments Eligible to Compose Capital (note 19)		(955,199)	(909,393)	(503,541)
Pension Plans		248,312	301,389	342,068
Other interest	[1]	3,028,127	2,503,953	2,703,723
Total		R$ 26,668,842	R$ 18,332,228	R$ 28,519,953

[1]	It is mainly composed of Expenses with Interest on Repo Agreements